financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 18,238	$ 18,451
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	19,701	20,313
Carrying value
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 18,238	$ 18,451